FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Level 3 Financial Liabilities
Derivative liabilities, beginning balance	$ 1,569,522	$ 1,619,021	$ 1,619,021
Recorded new derivative liabilities	$ 1,684,496	$ 616,411	616,411
Write off of Derivative Liabilities			(44,751)
Change in Estimated Fair Value Recognized in Results of Operations	$ 142,922	$ 2,125,537	(621,159)
Derivative liabilities	$ (3,396,940)	$ (4,360,969)	$ 1,569,522